INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 1,089	$ 151,925	$ 37,839
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical income tax expense	$ 250	$ 34,943	$ 8,703
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount		(18,717)	9,273
Share-based compensation		(740)	1,236
Effect of subsidiaries with different tax rates		2,597	4,597
Income Tax Reconciliation Preferred Enterprise Benefits		(14,881)	(7,709)
Uncertain tax positions	8,905	6,068	(1,587)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Amount		2,146	(8,265)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount		851	(545)
Income tax expense	$ (51,047)	13,603	4,702
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount		$ 1,336	$ (1,001)